Share-Based Compensation (Details 2) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012
Share Based Compensation [Line Items]
Stock Price	$ 9.65
Risk-free interest rate minimum	1.04%	0.56%
Risk-free interest rate maximum	2.75%	1.22%
Expected term (in years)	6 years 5 months 16 days	4 years 5 months 8 days
Weighted average expected stock price volatility	43.55%	62.23%
Expected dividend yield	0.00%	0.00%
Weighted average grant-date fair value of options granted	$ 9.6487	$ 9.6727
Minimum [Member]
Share Based Compensation [Line Items]
Stock Price		$ 9.50
Maximum [Member]
Share Based Compensation [Line Items]
Stock Price		$ 11.38